Financial assets and liabilities (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balance	R$ 566,867
Payment of interest	(288,797)	R$ (279,800)	R$ (201,588)
Other	18,126	24,500	9,975
Closing balance	530,772	566,867
Accounts Payable To Selling Shareholders [Member]
IfrsStatementLineItems [Line Items]
Opening balance	566,867	528,678	679,826
Additions consideration to be transferred on business combinations	279,989	234,000	27,921
Acquisition of licenses			24,408
Payments of principal	(290,067)	(225,460)	(236,760)
Payment of interest	(78,931)	(55,989)	(24,428)
Interest	37,276	85,069	68,064
Reversals			(10,353)
Remeasurement of earn-outs	15,638	2,556
Other		(1,987)
Closing balance	R$ 530,772	R$ 566,867	R$ 528,678